Note 21 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance	$ 1,608	$ 3,523
Gross increases for tax positions of current period	784	331
Gross increases for tax positions of prior periods	442	14
Reduction for settlements with taxing authorities	(508)	(950)
Reduction for lapses in applicable statutes of limitations	0	(1,237)
Foreign currency translation	7	(73)
Balance	$ 2,333	$ 1,608